PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Schedule of movement in property and equipment
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended June 30:

	2023	2022

Balance as of January 1	2,848	6,717

Additions	378	979
Disposals	(12)	(48)
Depreciation	(261)	(780)
Reversal of impairment/ (impairment)	13	(35)
Currency translation	(240)	1,498
Other	—	(2)

Balance as of June 30	2,726	8,329
The impairment charge of US$35 in 2022 includes an impairment recorded for US$27 relating to Ukraine property, plant and equipment as a result of physical damage to sites in Ukraine cause by the ongoing conflict between Russia and Ukraine.